SCHEDULE OF STOCK OPTIONS OUTSTANDING (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2026 shares $ / shares	Dec. 31, 2025 shares $ / shares
Number of options outstanding, Beginning Balance | shares	23,858	31,604
Weighted average exercise price, Beginning Balance | $ / shares	$ 116.34	$ 112.05
Number of options outstanding, Forfeited | shares	(400)	(3,746)
Weighted average exercise price, forfeited | $ / shares	$ 347.50	$ 113.55
Number of options outstanding, Expired | shares		(4,000)
Weighted average exercise price, Expiired | $ / shares		$ 80.00
Number of options outstanding, Ending Balance | shares	23,458	23,858
Weighted average exercise price, Ending Balance | $ / shares	$ 112.39	$ 116.34